Inventories	3 Months Ended
Sep. 30, 2011
InventoriesAbstract
Inventories
3. Inventories

The components of inventories include the following:

	(unaudited)
	September 30, 2011	June 30, 2011

Raw materials	$742,875	$806,024
Work in process	807,435	604,788
Finished goods	342,047	318,076
Reserve for obsolescence	(74,168)	(106,251)
	$1,818,189	$1,622,637